SUBSEQUENT EVENTS (Details) - EBP 002		12 Months Ended
	Jan. 01, 2026	Dec. 31, 2025
Maximum
EBP, Subsequent Event [Line Items]
Participant contribution, automatic deferral rate		10.00%
Tranche One
EBP, Subsequent Event [Line Items]
Employer contribution, matching percentage		150.00%
Employer contribution, participant compensation matched, percentage		2.00%
Tranche Two
EBP, Subsequent Event [Line Items]
Employer contribution, matching percentage		100.00%
Employer contribution, participant compensation matched, percentage		1.00%
Subsequent Event
EBP, Subsequent Event [Line Items]
Employer contribution, participant compensation matched, percentage	5.00%
Subsequent Event | Maximum
EBP, Subsequent Event [Line Items]
Participant contribution, automatic deferral rate	15.00%
Subsequent Event | Tranche One
EBP, Subsequent Event [Line Items]
Employer contribution, matching percentage	150.00%
Employer contribution, participant compensation matched, percentage	2.00%
Subsequent Event | Tranche Two
EBP, Subsequent Event [Line Items]
Employer contribution, matching percentage	100.00%
Employer contribution, participant compensation matched, percentage	2.00%